Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 9
CIK	dei_EntityCentralIndexKey	0001070287
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 11, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 11, 2022
Prospectus Date	rr_ProspectusDate	Mar. 11, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A